Discontinued Operations and Assets and Liabilities Held For Sale - Litha Healthcare Group Sale (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 03, 2017	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business, net			$ 223,237,000	$ 10,870,000	$ 1,588,779,000
Liabilities held for sale			0	24,338,000
Litha Joint Venture Investment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of business			$ 10,100,000
International Pharmaceuticals | Litha Healthcare Group Limited | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business, net	$ 94,200,000
Additional contingent consideration receivable		$ 4,400,000
Gain on sale of business	0
Additional contingent consideration payable	$ 26,000,000
Current assets				50,167,000
Property, plant and equipment				3,527,000
Other intangibles, net				29,950,000
Other assets				11,343,000
Assets held for sale				94,987,000
Current liabilities				18,642,000
Other liabilities				5,696,000
Liabilities held for sale				$ 24,338,000